Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 29, 2020	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 21, 2021	Aug. 23, 2021	Feb. 10, 2021	Jan. 01, 2021 USD ($)	Jan. 01, 2021 CNY (¥)
Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Details) [Line Items]
Construction loan		$ 1,243	$ 1,243	¥ 8,010	¥ 8,010				$ 6,125	¥ 40,000
Working capital (in Dollars)		$ 919	$ 919
Equity interest in percentage	24.00%	26.00%	26.00%	26.00%	26.00%	60.00%	60.00%	100.00%
Agreement interest in percentage	76.00%
Beijing Fucheng [Member]
Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Details) [Line Items]
Shares acquired (in Dollars)		$ 5,700	$ 5,700